Leases (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases [Line Items]
Summary of Lease Amounts Recognized in Consolidated Statements of Financial Position	Amounts recognized in the Consolidated Statements of Financial Position

	2024	2023
Right-of-use assets
Offices	3,645	3,689
	3,645	3,689

	2024	2023
Lease liabilities
Current	1,137	626
Non-current	2,863	3,331
	4,000	3,957

Summary of Lease Amounts Recognized in Consolidated Statements of Comprehensive Income

The Consolidated Statements of Comprehensive Income shows the following amounts relating to leases:

	2024	2023
Amortization of right-of-use assets
Offices	421	627
	421	627
Interest charges for lease liabilities (included within Finance Costs line item)	501	578
Leases expense for short-term leases (included within General and administrative expense line item)	823	457